Annual Fund Operating Expenses	Feb. 27, 2026
Leverage Shares 2x Capped Accelerated COIN Monthly ETF | Leverage Shares 2x Capped Accelerated COIN Monthly ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.77%
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF | Leverage Shares 2x Capped Accelerated MSTR Monthly ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.78%
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF | Leverage Shares 2x Capped Accelerated NVDA Monthly ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.77%
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF | Leverage Shares 2x Capped Accelerated PLTR Monthly ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.80%
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF | Leverage Shares 2x Capped Accelerated TSLA Monthly ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.77%